Consolidated Statements of Operations - JPY (¥) ¥ in Thousands		12 Months Ended
		Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Revenue:
Total Revenue		¥ 220,028	¥ 128,313	¥ 145,403
Costs and Expenses:
Cost of revenue		135,266	77,317	95,702
Selling, General and Administrative Expenses		238,412	50,776	27,808
Depreciation and amortization		13,580	8,264	3,156
Total Costs and Expenses		405,930	143,198	138,582
Operating (Loss)/Income		(185,902)	(14,885)	6,821
Other income		51	814	8
Interest expenses		(212)	(90)	(78)
Miscellaneous expenses		(35,119)	(2)
(Loss)/Income before income taxes		(221,023)	(15,796)	6,751
Income tax expense				6,510
Net (Loss)/Income		¥ (221,023)	¥ (15,796)	¥ 241
Net (loss)/income per share attributable to common stockholders, basic (in Yen per share)		¥ (19.19)	¥ (1.87)	¥ 0.05
Net (loss)/income per share attributable to common stockholders, diluted (in Yen per share)		¥ (19.19)	¥ (1.87)	¥ 0.05
Weighted-average shares outstanding used to compute net (loss)/income per share, basic (in Shares)	[1]	11,515,090	8,456,250	4,500,000
Weighted-average shares outstanding used to compute net (loss)/income per share, diluted (in Shares)	[1]	11,515,090	8,456,250	4,500,000
Revenue
Revenue:
Total Revenue		¥ 206,213	¥ 111,555	¥ 126,896
Revenue - Investment distribution
Revenue:
Total Revenue		8,798	1,982	847
Related party
Revenue:
Total Revenue		5,017	14,776	17,660
Costs and Expenses:
Cost of revenue - Related party		18,613	5,991	11,916
Selling, General, and Administrative Expenses - related party		59	850
Interest income - related party		362
Other income - related party		78
Interest expenses - related party		¥ (281)	¥ (1,633)

[1]	The number of shares presented above is adjusted retrospectively to reflect the reorganization described in Note 1 of the accompanying notes and the 1-for-5,000 sub-division effected on December 11, 2023.